Supplement to the Fidelity® Dividend ETF for Rising Rates, Fidelity® High Dividend ETF, Fidelity® Low Volatility Factor ETF, Fidelity® Momentum Factor ETF, Fidelity® Quality Factor ETF, Fidelity® Small-Mid Multifactor ETF, Fidelity® Stocks for Inflation ETF, Fidelity® U.S. Multifactor ETF, and Fidelity® Value Factor ETF November 29, 2022 Prospectus
The following information replaces similar information for Fidelity® Dividend ETF for Rising Rates found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.15% A
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.15%
AAdjusted to reflect current fees.
1 year	$15
3 years	$48
5 years	$85
10 years	$192

The following information replaces similar information for Fidelity® High Dividend ETF found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.15% A
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.15%
AAdjusted to reflect current fees.
1 year	$15
3 years	$48
5 years	$85
10 years	$192

The following information replaces similar information for Fidelity® Low Volatility Factor ETF found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.15% A
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.15%
AAdjusted to reflect current fees.
1 year	$15
3 years	$48
5 years	$85
10 years	$192

The following information replaces similar information Fidelity® Momentum Factor ETF found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.15% A
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.15%
AAdjusted to reflect current fees.
1 year	$15
3 years	$48
5 years	$85
10 years	$192

The following information replaces similar information for Fidelity® Quality Factor ETF found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.15% A
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.15%
AAdjusted to reflect current fees.
1 year	$15
3 years	$48
5 years	$85
10 years	$192

The following information replaces similar information for Fidelity® Small-Mid Multifactor ETF found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.15% A
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.15%
AAdjusted to reflect current fees.
1 year	$15
3 years	$48
5 years	$85
10 years	$192

The following information replaces similar information for Fidelity® Stocks for Inflation ETF found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.15% A
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.15%
AAdjusted to reflect current fees.
1 year	$15
3 years	$48
5 years	$85
10 years	$192

The following information replaces similar information for Fidelity® U.S. Multifactor ETF found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.15% A
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.15%
AAdjusted to reflect current fees.
1 year	$15
3 years	$48
5 years	$85
10 years	$192

The following information replaces similar information for Fidelity® Value Factor ETF found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.15% A
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.15%
AAdjusted to reflect current fees.
1 year	$15
3 years	$48
5 years	$85
10 years	$192

The following information replaces similar information found in the "Fund Services" section under the "Advisory Fee(s)" heading.
The annual management fee rate, as a percentage of each fund's average net assets, is shown in the following table:
Fund	Management Fee Rate
Fidelity® Dividend ETF for Rising Rates	0.15%
Fidelity® High Dividend ETF	0.15%
Fidelity® Low Volatility Factor ETF	0.15%
Fidelity® Momentum Factor ETF	0.15%
Fidelity® Quality Factor ETF	0.15%
Fidelity® Small-Mid Multifactor ETF	0.15%
Fidelity® Stocks for Inflation ETF	0.15%
Fidelity® U.S. Multifactor ETF	0.15%
Fidelity® Value Factor ETF	0.15%
CPF-PSTK-1123-106 1.9881102.106	November 10, 2023
Supplement to the Fidelity® Emerging Markets Multifactor ETF, Fidelity® International High Dividend ETF, Fidelity® International Multifactor ETF, and Fidelity® International Value Factor ETF March 1, 2023 Prospectus
The following information replaces similar information for Fidelity® Emerging Markets Multifactor ETF found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.25% A
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.25%
AAdjusted to reflect current fees.
1 year	$26
3 years	$80
5 years	$141
10 years	$318

The following information replaces similar information for Fidelity® International High Dividend ETF found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.18% A
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.18%
AAdjusted to reflect current fees.
1 year	$18
3 years	$58
5 years	$101
10 years	$230

The following information replaces similar information for Fidelity® International Multifactor ETF found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.18% A
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.18%
AAdjusted to reflect current fees.
1 year	$18
3 years	$58
5 years	$101
10 years	$230

The following information replaces similar information for Fidelity® International Value Factor ETF found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.18% A
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.18%
AAdjusted to reflect current fees.
1 year	$18
3 years	$58
5 years	$101
10 years	$230

The following information replaces similar information found in the "Fund Services" section under the "Advisory Fee(s)" heading.
The annual management fee rate, as a percentage of each fund's average net assets, is shown in the following table:
Fund	Management Fee Rate
Fidelity® Emerging Markets Multifactor ETF	0.25%
Fidelity® International High Dividend ETF	0.18%
Fidelity® International Multifactor ETF	0.18%
Fidelity® International Value Factor ETF	0.18%
IHD-IVE-PSTK-1123-105 1.9894173.105	November 10, 2023